MAINLAND CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION	12 Months Ended
Dec. 31, 2012
MAINLAND CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION [Abstract]
MAINLAND CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION

12. MAINLAND CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION

(a) China Contribution Plan

Full time employees of the Group in the PRC participate in a government-mandated, multi-employer, defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. PRC labor regulations require the Group to accrue for these benefits based on a certain percentage of the employees' salaries. Contributions to defined contribution plans are expensed as incurred. During three years ended December 31, 2010, 2011 and 2012, the Group recognized $1,117,187, $2,189,273 and $3,325,383 respectively.

(b) Statutory Reserves

Foreign invested enterprises in PRC are required under PRC laws to provide for certain statutory reserves, such as a general reserve, an enterprise expansion fund and a staff welfare and bonus fund. These entities are required to allocate at least 10% of their after tax profits as reported in their PRC statutory financial statements to the general reserve and have the right to discontinue allocations to the general reserve if the balance of such reserve have reached 50% of their registered capital. These statutory reserves are not available for distribution to the owners (except in liquidation) and may not be transferred in the form of loans, advances or cash dividends. As of December 31, 2011 and 2012, $16,803,191 and $16,803,191 was respectively appropriated from the retained earnings of Chongqing Daqo. As a result of these PRC laws and regulations, the Company's PRC subsidiaries are restricted in their abilities to transfer the registered capital and statutory reserves to the Company in the form of dividends, loans or advances and the restricted portion amounted to $140,003,191 and $124,814,365 as of December 31, 2011 and 2012, respectively.